Inventories	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Inventories
7.   Inventories
	December 31,	December 31,
	2017	2016

Concentrates	$1,391	$1,266
Ore stockpiles	2,877	161
Spare parts and supplies	5,098	5,191
	$9,366	$6,618

The amount of inventories recognized as an expense during the year ended December 31, 2017 was $40.0 million (2016: $46.1 million). During the year ended December 31, 2017, the concentrates and ore stockpiles, and spare parts and supplies write-down to net realizable value included in cost of sales was $0.4 million and $0.3 million, respectively (2016: $1.0 million and $0.1 million, respectively).